Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Jun. 30, 2021	Dec. 31, 2020
U.S. dollars [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 19.8027	$ 19.9487
Japanese yen [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	0.1791	0.1933
Pounds Sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	27.4960	27.2579
Euro [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	23.6147	24.4052
Swiss francs [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 21.5354	$ 22.5720